Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,970,000
Previously Paid Amount	0.00
Total Fee Amount	548.26
Total Offset Amount	0.00
Net Fee	548.26
Narrative - Max Aggregate Offering Price	$ 3,970,000
Final Prospectus	true